PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 97.3%
Aerospace & Defense 1.7%
Boeing Co. (The)	16,044	$2,940,865
General Dynamics Corp.	7,112	1,062,960
Howmet Aerospace, Inc.	11,481	181,974
Huntington Ingalls Industries, Inc.	1,200	209,388
L3Harris Technologies, Inc.	6,576	1,115,750
Lockheed Martin Corp.	7,546	2,753,686
Northrop Grumman Corp.	4,768	1,465,874
Raytheon Technologies Corp.	44,831	2,762,486
Teledyne Technologies, Inc.*	1,000	310,950
Textron, Inc.	6,834	224,907
TransDigm Group, Inc.(a)	1,560	689,598
		13,718,438
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	4,100	324,146
Expeditors International of Washington, Inc.	5,200	395,408
FedEx Corp.	7,466	1,046,883
United Parcel Service, Inc. (Class B Stock)(a)	21,590	2,400,376
		4,166,813
Airlines 0.2%
Alaska Air Group, Inc.	3,100	112,406
American Airlines Group, Inc.(a)	11,150	145,731
Delta Air Lines, Inc.	16,100	451,605
Southwest Airlines Co.	15,574	532,319
United Airlines Holdings, Inc.*	5,900	204,199
		1,446,260
Auto Components 0.1%
Aptiv PLC(a)	7,350	572,712
BorgWarner, Inc.	6,300	222,390
		795,102
Automobiles 0.2%
Ford Motor Co.(a)	117,838	716,455
General Motors Co.	37,300	943,690
		1,660,145

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 3.5%
Bank of America Corp.	238,395	$5,661,881
Citigroup, Inc.	63,795	3,259,924
Citizens Financial Group, Inc.	12,000	302,880
Comerica, Inc.	3,461	131,864
Fifth Third Bancorp	21,373	412,071
First Republic Bank	5,200	551,148
Huntington Bancshares, Inc.	29,829	269,505
JPMorgan Chase & Co.	93,343	8,779,843
KeyCorp	27,435	334,158
M&T Bank Corp.	3,970	412,761
People’s United Financial, Inc.(a)	10,400	120,328
PNC Financial Services Group, Inc. (The)	12,972	1,364,784
Regions Financial Corp.	28,374	315,519
SVB Financial Group*	1,640	353,469
Truist Financial Corp.	40,572	1,523,479
U.S. Bancorp	41,895	1,542,574
Wells Fargo & Co.	113,136	2,896,282
Zions Bancorp NA	4,600	156,400
		28,388,870
Beverages 1.6%
Brown-Forman Corp. (Class B Stock)	5,350	340,581
Coca-Cola Co. (The)	118,064	5,275,099
Constellation Brands, Inc. (Class A Stock)	5,100	892,245
Molson Coors Beverage Co. (Class B Stock)	5,694	195,646
Monster Beverage Corp.*	11,450	793,714
PepsiCo, Inc.	42,541	5,626,473
		13,123,758
Biotechnology 2.4%
AbbVie, Inc.	53,789	5,281,004
Alexion Pharmaceuticals, Inc.*	6,700	752,008
Amgen, Inc.	18,096	4,268,123
Biogen, Inc.*	5,070	1,356,478
Gilead Sciences, Inc.	38,700	2,977,578
Incyte Corp.*	5,300	551,041
Regeneron Pharmaceuticals, Inc.*	3,160	1,970,734
Vertex Pharmaceuticals, Inc.*	8,060	2,339,899
		19,496,865
Building Products 0.4%
A.O. Smith Corp.	3,900	183,768

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Allegion PLC	2,933	$299,811
Carrier Global Corp.	23,229	516,148
Fortune Brands Home & Security, Inc.	4,200	268,506
Johnson Controls International PLC	22,387	764,292
Masco Corp.	7,826	392,944
Trane Technologies PLC	7,400	658,452
		3,083,921
Capital Markets 2.6%
Ameriprise Financial, Inc.(a)	3,861	579,304
Bank of New York Mellon Corp. (The)	24,138	932,934
BlackRock, Inc.	4,700	2,557,223
Cboe Global Markets, Inc.	3,500	326,480
Charles Schwab Corp. (The)(a)	34,711	1,171,149
CME Group, Inc.	11,000	1,787,940
E*TRADE Financial Corp.	6,720	334,186
Franklin Resources, Inc.	7,942	166,544
Goldman Sachs Group, Inc. (The)	9,480	1,873,438
Intercontinental Exchange, Inc.	16,940	1,551,704
Invesco Ltd.	10,500	112,980
MarketAxess Holdings, Inc.	1,200	601,104
Moody’s Corp.	4,936	1,356,067
Morgan Stanley(a)	35,236	1,701,899
MSCI, Inc.	2,600	867,932
Nasdaq, Inc.	3,600	430,092
Northern Trust Corp.(a)	6,462	512,695
Raymond James Financial, Inc.	3,500	240,905
S&P Global, Inc.	7,370	2,428,267
State Street Corp.	10,562	671,215
T. Rowe Price Group, Inc.	6,900	852,150
		21,056,208
Chemicals 1.7%
Air Products & Chemicals, Inc.	6,702	1,618,265
Albemarle Corp.	2,840	219,276
Celanese Corp.	3,600	310,824
CF Industries Holdings, Inc.	5,500	154,770
Corteva, Inc.	21,809	584,263
Dow, Inc.(a)	22,509	917,467
DuPont de Nemours, Inc.	22,209	1,179,964
Eastman Chemical Co.	4,186	291,513
Ecolab, Inc.	7,642	1,520,376
FMC Corp.	4,100	408,442

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	3,115	$381,463
Linde PLC (United Kingdom)	16,128	3,420,910
LyondellBasell Industries NV (Class A Stock)	7,900	519,188
Mosaic Co. (The)	10,000	125,100
PPG Industries, Inc.	7,148	758,117
Sherwin-Williams Co. (The)	2,546	1,471,206
		13,881,144
Commercial Services & Supplies 0.4%
Cintas Corp.(a)	2,660	708,518
Copart, Inc.*	6,400	532,928
Republic Services, Inc.	6,235	511,582
Rollins, Inc.	4,050	171,679
Waste Management, Inc.	11,813	1,251,115
		3,175,822
Communications Equipment 0.9%
Arista Networks, Inc.*	1,650	346,550
Cisco Systems, Inc.	129,344	6,032,604
F5 Networks, Inc.*	1,800	251,064
Juniper Networks, Inc.	10,000	228,600
Motorola Solutions, Inc.	5,356	750,536
		7,609,354
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	3,800	322,240
Quanta Services, Inc.	3,500	137,305
		459,545
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,900	392,483
Vulcan Materials Co.	4,100	474,985
		867,468
Consumer Finance 0.4%
American Express Co.	20,099	1,913,425
Capital One Financial Corp.	14,066	880,391

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Discover Financial Services	8,818	$441,694
Synchrony Financial	15,765	349,352
		3,584,862
Containers & Packaging 0.3%
Amcor PLC(a)	46,060	470,273
Avery Dennison Corp.	2,438	278,151
Ball Corp.	9,728	675,999
International Paper Co.	11,484	404,352
Packaging Corp. of America	3,070	306,386
Sealed Air Corp.	3,836	126,013
Westrock Co.	6,833	193,100
		2,454,274
Distributors 0.1%
Genuine Parts Co.	4,199	365,145
LKQ Corp.*	9,000	235,800
		600,945
Diversified Consumer Services 0.0%
H&R Block, Inc.	5,020	71,686
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	59,490	10,619,560
Diversified Telecommunication Services 1.7%
AT&T, Inc.	217,607	6,578,260
CenturyLink, Inc.	30,079	301,692
Verizon Communications, Inc.	126,433	6,970,251
		13,850,203
Electric Utilities 1.8%
Alliant Energy Corp.	7,200	344,448
American Electric Power Co., Inc.	14,491	1,154,063
Duke Energy Corp.	22,339	1,784,663
Edison International	10,762	584,484
Entergy Corp.	6,115	573,648
Evergy, Inc.	6,800	403,172
Eversource Energy(a)	9,800	816,046
Exelon Corp.	29,312	1,063,732
FirstEnergy Corp.	16,277	631,222

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	15,032	$3,610,235
NRG Energy, Inc.	7,000	227,920
Pinnacle West Capital Corp.	3,500	256,515
PPL Corp.	22,352	577,576
Southern Co. (The)	32,115	1,665,163
Xcel Energy, Inc.	15,683	980,188
		14,673,075
Electrical Equipment 0.4%
AMETEK, Inc.	6,800	607,716
Eaton Corp. PLC	12,193	1,066,644
Emerson Electric Co.	18,350	1,138,250
Rockwell Automation, Inc.	3,503	746,139
		3,558,749
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	9,200	881,452
CDW Corp.	4,400	511,192
Corning, Inc.(a)	22,897	593,032
FLIR Systems, Inc.	3,800	154,166
IPG Photonics Corp.*	1,200	192,468
Keysight Technologies, Inc.*(a)	5,600	564,368
TE Connectivity Ltd.	9,950	811,423
Zebra Technologies Corp. (Class A Stock)*	1,600	409,520
		4,117,621
Energy Equipment & Services 0.2%
Baker Hughes Co.	19,945	306,954
Halliburton Co.	26,022	337,766
National Oilwell Varco, Inc.	11,500	140,875
Schlumberger Ltd.	40,632	747,222
TechnipFMC PLC (United Kingdom)	11,200	76,608
		1,609,425
Entertainment 2.0%
Activision Blizzard, Inc.	23,600	1,791,240
Electronic Arts, Inc.*	8,800	1,162,040
Live Nation Entertainment, Inc.*	3,700	164,021
Netflix, Inc.*	13,430	6,111,187

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	3,600	$502,452
Walt Disney Co. (The)	55,136	6,148,215
		15,879,155
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	3,800	616,550
American Tower Corp.	13,650	3,529,071
Apartment Investment & Management Co. (Class A Stock)	4,382	164,939
AvalonBay Communities, Inc.	4,211	651,189
Boston Properties, Inc.	4,480	404,902
Crown Castle International Corp.	12,700	2,125,345
Digital Realty Trust, Inc.	7,900	1,122,669
Duke Realty Corp.	10,300	364,517
Equinix, Inc.	2,756	1,935,539
Equity Residential	10,400	611,728
Essex Property Trust, Inc.	2,100	481,257
Extra Space Storage, Inc.	4,100	378,717
Federal Realty Investment Trust	2,200	187,462
Healthpeak Properties, Inc.	15,000	413,400
Host Hotels & Resorts, Inc.	19,036	205,398
Iron Mountain, Inc.(a)	8,105	211,541
Kimco Realty Corp.	12,300	157,932
Mid-America Apartment Communities, Inc.	3,470	397,905
Prologis, Inc.	22,437	2,094,045
Public Storage	4,600	882,694
Realty Income Corp.	10,100	600,950
Regency Centers Corp.	5,100	234,039
SBA Communications Corp.	3,500	1,042,720
Simon Property Group, Inc.(a)	9,489	648,858
SL Green Realty Corp.	2,000	98,580
UDR, Inc.	8,700	325,206
Ventas, Inc.	11,233	411,352
Vornado Realty Trust	4,084	156,050
Welltower, Inc.	11,700	605,475
Weyerhaeuser Co.	21,239	477,028
		21,537,058
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	13,508	4,095,761
Kroger Co. (The)	23,168	784,237
Sysco Corp.	15,080	824,273

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.(a)	21,978	$931,647
Walmart, Inc.	43,326	5,189,588
		11,825,506
Food Products 1.1%
Archer-Daniels-Midland Co.(a)	16,359	652,724
Campbell Soup Co.	4,947	245,520
Conagra Brands, Inc.	14,443	507,960
General Mills, Inc.	18,244	1,124,743
Hershey Co. (The)	4,416	572,402
Hormel Foods Corp.	7,900	381,333
J.M. Smucker Co. (The)	3,400	359,754
Kellogg Co.(a)	7,470	493,468
Kraft Heinz Co. (The)(a)	18,655	594,908
Lamb Weston Holdings, Inc.	4,100	262,113
McCormick & Co., Inc.	3,800	681,758
Mondelez International, Inc. (Class A Stock)	43,566	2,227,529
Tyson Foods, Inc. (Class A Stock)	9,000	537,390
		8,641,602
Gas Utilities 0.0%
Atmos Energy Corp.	3,800	378,404
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	54,313	4,965,838
ABIOMED, Inc.*	1,500	362,340
Align Technology, Inc.*(a)	2,330	639,445
Baxter International, Inc.	15,474	1,332,311
Becton, Dickinson & Co.	8,945	2,140,270
Boston Scientific Corp.*	41,772	1,466,615
Cooper Cos., Inc. (The)	1,600	453,824
Danaher Corp.	19,200	3,395,136
DENTSPLY SIRONA, Inc.	6,600	290,796
DexCom, Inc.*	2,800	1,135,120
Edwards Lifesciences Corp.*	18,910	1,306,870
Hologic, Inc.*	7,900	450,300
IDEXX Laboratories, Inc.*(a)	2,680	884,829
Intuitive Surgical, Inc.*(a)	3,560	2,028,595
Medtronic PLC	40,915	3,751,905
ResMed, Inc.(a)	4,470	858,240
STERIS PLC	2,400	368,256
Stryker Corp.	9,830	1,771,268
Teleflex, Inc.(a)	1,500	545,970

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Varian Medical Systems, Inc.*	2,900	$355,308
West Pharmaceutical Services, Inc.	2,240	508,861
Zimmer Biomet Holdings, Inc.	6,411	765,217
		29,777,314
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	4,760	479,665
Anthem, Inc.	7,860	2,067,023
Cardinal Health, Inc.	8,473	442,206
Centene Corp.*	17,808	1,131,698
Cigna Corp.	11,368	2,133,205
CVS Health Corp.	39,946	2,595,292
DaVita, Inc.*	2,600	205,764
HCA Healthcare, Inc.	8,100	786,186
Henry Schein, Inc.*	4,100	239,399
Humana, Inc.	4,100	1,589,775
Laboratory Corp. of America Holdings*	3,100	514,941
McKesson Corp.	5,026	771,089
Quest Diagnostics, Inc.	4,100	467,236
UnitedHealth Group, Inc.	29,028	8,561,809
Universal Health Services, Inc. (Class B Stock)	2,270	210,860
		22,196,148
Health Care Technology 0.1%
Cerner Corp.(a)	9,400	644,370
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(a)	11,600	190,472
Chipotle Mexican Grill, Inc.*	870	915,553
Darden Restaurants, Inc.	3,653	276,788
Domino’s Pizza, Inc.	1,000	369,440
Hilton Worldwide Holdings, Inc.	8,260	606,697
Las Vegas Sands Corp.	9,800	446,292
Marriott International, Inc. (Class A Stock)	8,140	697,842
McDonald’s Corp.	22,750	4,196,693
MGM Resorts International	13,300	223,440
Norwegian Cruise Line Holdings Ltd.*	6,400	105,152
Royal Caribbean Cruises Ltd.	5,200	261,560
Starbucks Corp.(a)	35,900	2,641,881
Wynn Resorts Ltd.	3,100	230,919
Yum! Brands, Inc.	9,164	796,443
		11,959,172

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 0.4%
D.R. Horton, Inc.	10,200	$565,590
Garmin Ltd.	4,300	419,250
Leggett & Platt, Inc.	3,400	119,510
Lennar Corp. (Class A Stock)	8,100	499,122
Mohawk Industries, Inc.*	1,940	197,414
Newell Brands, Inc.	9,227	146,525
NVR, Inc.*	110	358,463
PulteGroup, Inc.	7,011	238,584
Whirlpool Corp.	1,985	257,117
		2,801,575
Household Products 1.7%
Church & Dwight Co., Inc.	7,200	556,560
Clorox Co. (The)(a)	3,932	862,563
Colgate-Palmolive Co.	25,960	1,901,829
Kimberly-Clark Corp.	10,416	1,472,302
Procter & Gamble Co. (The)	75,863	9,070,939
		13,864,193
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	19,800	286,902
Industrial Conglomerates 1.1%
3M Co.	17,638	2,751,351
General Electric Co.	263,907	1,802,485
Honeywell International, Inc.	21,485	3,106,516
Roper Technologies, Inc.	3,180	1,234,667
		8,895,019
Insurance 1.9%
Aflac, Inc.	21,400	771,042
Allstate Corp. (The)	9,608	931,880
American International Group, Inc.	25,651	799,798
Aon PLC (Class A Stock)(a)	7,089	1,365,341
Arthur J Gallagher & Co.	5,800	565,442
Assurant, Inc.	1,800	185,922
Chubb Ltd.	13,853	1,754,067
Cincinnati Financial Corp.	4,707	301,389
Everest Re Group Ltd.	1,350	278,370
Globe Life, Inc.	3,133	232,563
Hartford Financial Services Group, Inc. (The)	10,253	395,253
Lincoln National Corp.	5,651	207,900

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Loews Corp.	7,117	$244,042
Marsh & McLennan Cos., Inc.(a)	15,240	1,636,319
MetLife, Inc.	22,950	838,134
Principal Financial Group, Inc.	7,000	290,780
Progressive Corp. (The)	17,716	1,419,229
Prudential Financial, Inc.(a)(g)	11,900	724,710
Travelers Cos., Inc. (The)(a)	7,731	881,721
Unum Group	6,026	99,971
W.R. Berkley Corp.	3,700	211,973
Willis Towers Watson PLC	3,900	768,105
		14,903,951
Interactive Media & Services 5.4%
Alphabet, Inc. (Class A Stock)*	9,210	13,060,240
Alphabet, Inc. (Class C Stock)*	9,032	12,767,726
Facebook, Inc. (Class A Stock)*	73,610	16,714,623
Twitter, Inc.*	22,900	682,191
		43,224,780
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	12,890	35,561,190
Booking Holdings, Inc.*(a)	1,320	2,101,889
eBay, Inc.	20,240	1,061,588
Expedia Group, Inc.	3,800	312,360
		39,037,027
IT Services 5.6%
Accenture PLC (Class A Stock)	19,470	4,180,598
Akamai Technologies, Inc.*(a)	5,100	546,159
Automatic Data Processing, Inc.	13,248	1,972,495
Broadridge Financial Solutions, Inc.	3,500	441,665
Cognizant Technology Solutions Corp. (Class A Stock)(a)	16,500	937,530
DXC Technology Co.	7,359	121,424
Fidelity National Information Services, Inc.	18,400	2,467,256
Fiserv, Inc.*	17,200	1,679,064
FleetCor Technologies, Inc.*	2,560	643,917
Gartner, Inc.*	2,870	348,217
Global Payments, Inc.	9,194	1,559,486
International Business Machines Corp.	27,074	3,269,727
Jack Henry & Associates, Inc.	2,300	423,269
Leidos Holdings, Inc.	4,200	393,414
Mastercard, Inc. (Class A Stock)	27,120	8,019,384

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Paychex, Inc.(a)	9,725	$736,669
PayPal Holdings, Inc.*	36,010	6,274,022
VeriSign, Inc.*	3,180	657,719
Visa, Inc. (Class A Stock)(a)	51,750	9,996,548
Western Union Co. (The)	12,052	260,564
		44,929,127
Leisure Products 0.0%
Hasbro, Inc.	3,754	281,362
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	9,298	821,664
Bio-Rad Laboratories, Inc. (Class A Stock)*	700	316,043
Illumina, Inc.*(a)	4,530	1,677,685
IQVIA Holdings, Inc.*	5,560	788,853
Mettler-Toledo International, Inc.*(a)	730	588,052
PerkinElmer, Inc.	3,470	340,372
Thermo Fisher Scientific, Inc.	12,102	4,385,039
Waters Corp.*	1,990	358,996
		9,276,704
Machinery 1.5%
Caterpillar, Inc.	16,596	2,099,394
Cummins, Inc.	4,506	780,710
Deere & Co.	9,580	1,505,497
Dover Corp.	4,362	421,195
Flowserve Corp.	3,600	102,672
Fortive Corp.	8,650	585,259
IDEX Corp.	2,300	363,492
Illinois Tool Works, Inc.	8,886	1,553,717
Ingersoll Rand, Inc.*	10,029	282,016
Otis Worldwide Corp.	11,964	680,273
PACCAR, Inc.(a)	10,364	775,745
Parker-Hannifin Corp.	4,068	745,542
Pentair PLC	5,046	191,698
Snap-on, Inc.	1,842	255,135
Stanley Black & Decker, Inc.(a)	4,688	653,413
Westinghouse Air Brake Technologies Corp.	5,160	297,061
Xylem, Inc.	5,650	367,024
		11,659,843

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media 1.2%
Charter Communications, Inc. (Class A Stock)*	4,690	$2,392,088
Comcast Corp. (Class A Stock)	139,220	5,426,796
Discovery, Inc. (Class A Stock)*	4,400	92,840
Discovery, Inc. (Class C Stock)*	9,200	177,192
DISH Network Corp. (Class A Stock)*	7,233	249,611
Fox Corp. (Class A Stock)	10,266	275,334
Fox Corp. (Class B Stock)	4,866	130,603
Interpublic Group of Cos., Inc. (The)	11,588	198,850
News Corp. (Class A Stock)	11,075	131,350
News Corp. (Class B Stock)	1,800	21,510
Omnicom Group, Inc.	6,334	345,836
ViacomCBS, Inc. (Class B Stock)	15,897	370,718
		9,812,728
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	41,192	476,591
Newmont Corp.	24,297	1,500,097
Nucor Corp.	8,512	352,482
		2,329,170
Multiline Retail 0.5%
Dollar General Corp.	7,800	1,485,978
Dollar Tree, Inc.*	7,442	689,725
Kohl’s Corp.	4,650	96,580
Target Corp.	15,482	1,856,756
		4,129,039
Multi-Utilities 0.9%
Ameren Corp.	7,569	532,555
CenterPoint Energy, Inc.	15,079	281,525
CMS Energy Corp.	8,300	484,886
Consolidated Edison, Inc.	10,251	737,354
Dominion Energy, Inc.	25,250	2,049,795
DTE Energy Co.	5,987	643,603
NiSource, Inc.	11,400	259,236
Public Service Enterprise Group, Inc.	15,194	746,937
Sempra Energy	8,778	1,029,045
WEC Energy Group, Inc.(a)	9,733	853,097
		7,618,033

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 2.5%
Apache Corp.	11,148	$150,498
Cabot Oil & Gas Corp.	10,600	182,108
Chevron Corp.	57,202	5,104,134
Concho Resources, Inc.	5,600	288,400
ConocoPhillips	32,157	1,351,237
Devon Energy Corp.	9,400	106,596
Diamondback Energy, Inc.	4,000	167,280
EOG Resources, Inc.	17,300	876,418
Exxon Mobil Corp.	129,352	5,784,621
Hess Corp.	7,634	395,518
HollyFrontier Corp.	4,400	128,480
Kinder Morgan, Inc.	58,080	881,074
Marathon Oil Corp.	21,278	130,221
Marathon Petroleum Corp.	19,876	742,965
Noble Energy, Inc.	11,300	101,248
Occidental Petroleum Corp.(a)	26,479	484,566
ONEOK, Inc.	12,600	418,572
Phillips 66	13,228	951,093
Pioneer Natural Resources Co.	5,100	498,270
Valero Energy Corp.	12,600	741,132
Williams Cos., Inc. (The)	36,192	688,372
		20,172,803
Personal Products 0.2%
Coty, Inc. (Class A Stock)	8,700	38,889
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,870	1,296,232
		1,335,121
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	69,279	4,073,605
Eli Lilly & Co.	25,797	4,235,351
Johnson & Johnson	80,709	11,350,107
Merck & Co., Inc.	77,493	5,992,534
Mylan NV*	15,400	247,632
Perrigo Co. PLC	4,100	226,607
Pfizer, Inc.	169,663	5,547,980
Zoetis, Inc.	14,600	2,000,784
		33,674,600
Professional Services 0.3%
Equifax, Inc.(a)	3,830	658,300
IHS Markit Ltd.	12,100	913,550

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Nielsen Holdings PLC	10,900	$161,974
Robert Half International, Inc.	3,600	190,188
Verisk Analytics, Inc.	5,060	861,212
		2,785,224
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	10,200	461,244
Road & Rail 1.0%
CSX Corp.	23,618	1,647,119
J.B. Hunt Transport Services, Inc.	2,750	330,935
Kansas City Southern	3,100	462,799
Norfolk Southern Corp.	7,931	1,392,446
Old Dominion Freight Line, Inc.	3,000	508,770
Union Pacific Corp.	20,836	3,522,742
		7,864,811
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.*	35,350	1,859,764
Analog Devices, Inc.	11,447	1,403,860
Applied Materials, Inc.	27,988	1,691,875
Broadcom, Inc.	12,239	3,862,751
Intel Corp.	129,848	7,768,806
KLA Corp.	4,830	939,338
Lam Research Corp.	4,342	1,404,463
Maxim Integrated Products, Inc.	8,300	503,063
Microchip Technology, Inc.(a)	7,360	775,082
Micron Technology, Inc.*	33,416	1,721,592
NVIDIA Corp.	18,820	7,149,906
Qorvo, Inc.*	3,471	383,650
QUALCOMM, Inc.	34,400	3,137,624
Skyworks Solutions, Inc.	5,100	652,086
Texas Instruments, Inc.	28,152	3,574,459
Xilinx, Inc.(a)	7,400	728,086
		37,556,405
Software 9.2%
Adobe, Inc.*	14,760	6,425,176
ANSYS, Inc.*(a)	2,700	787,671
Autodesk, Inc.*	6,820	1,631,276
Cadence Design Systems, Inc.*	8,400	806,064
Citrix Systems, Inc.(a)	3,560	526,560

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Fortinet, Inc.*	4,100	$562,807
Intuit, Inc.	8,150	2,413,948
Microsoft Corp.	232,312	47,277,815
NortonLifeLock, Inc.	16,417	325,549
Oracle Corp.	63,690	3,520,146
Paycom Software, Inc.*(a)	1,550	480,081
salesforce.com, Inc.*	27,660	5,181,548
ServiceNow, Inc.*	5,800	2,349,348
Synopsys, Inc.*	4,600	897,000
Tyler Technologies, Inc.*	1,000	346,880
		73,531,869
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,250	320,512
AutoZone, Inc.*	790	891,215
Best Buy Co., Inc.	6,600	575,982
CarMax, Inc.*	5,100	456,705
Gap, Inc. (The)	5,213	65,788
Home Depot, Inc. (The)	32,994	8,265,327
L Brands, Inc.	5,922	88,652
Lowe’s Cos., Inc.	23,296	3,147,756
O’Reilly Automotive, Inc.*	2,280	961,408
Ross Stores, Inc.	10,900	929,116
Tiffany & Co.	3,270	398,744
TJX Cos., Inc. (The)	36,128	1,826,632
Tractor Supply Co.	3,700	487,623
Ulta Beauty, Inc.*	1,820	370,224
		18,785,684
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	124,798	45,526,310
Hewlett Packard Enterprise Co.	36,802	358,084
HP, Inc.	42,202	735,581
NetApp, Inc.	6,100	270,657
Seagate Technology PLC	6,500	314,665
Western Digital Corp.	8,925	394,039
Xerox Holdings Corp.	3,625	55,426
		47,654,762
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	10,500	118,545
NIKE, Inc. (Class B Stock)	38,074	3,733,156

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.	2,200	$105,710
Ralph Lauren Corp.	1,600	116,032
Tapestry, Inc.	8,300	110,224
Under Armour, Inc. (Class A Stock)*	5,600	54,544
Under Armour, Inc. (Class C Stock)*	4,667	41,256
VF Corp.(a)	9,636	587,218
		4,866,685
Tobacco 0.7%
Altria Group, Inc.	56,579	2,220,726
Philip Morris International, Inc.	47,479	3,326,378
		5,547,104
Trading Companies & Distributors 0.2%
Fastenal Co.(a)	17,100	732,564
United Rentals, Inc.*	2,200	327,888
W.W. Grainger, Inc.	1,334	419,089
		1,479,541
Water Utilities 0.1%
American Water Works Co., Inc.	5,500	707,630
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	16,400	1,708,060

Total Common Stocks (cost $184,646,786)		782,089,838
Exchange-Traded Fund 0.3%
iShares Core S&P 500 ETF(a) (cost $1,668,073)	7,400	2,291,706

Total Long-Term Investments (cost $186,314,859)		784,381,544

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 8.7%
Affiliated Mutual Funds 8.5%
PGIM Core Ultra Short Bond Fund(w)	14,132,803	$14,132,803
PGIM Institutional Money Market Fund (cost $53,842,437; includes $53,803,243 of cash collateral for securities on loan)(b)(w)	53,864,734	53,864,734
Total Affiliated Mutual Funds (cost $67,975,240)		67,997,537

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $1,574,569)	0.126%	09/17/20	1,575	1,574,522

Total Short-Term Investments (cost $69,549,809)					69,572,059

TOTAL INVESTMENTS 106.3% (cost $255,864,668)				853,953,603
Liabilities in excess of other assets(z) (6.3)%					(50,429,555)

Net Assets 100.0%					$803,524,048

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
NASDAQ—National Association of Securities Dealers Automated Quotations
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,497,726; cash collateral of $53,803,243 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Futures contracts outstanding at June 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
116	S&P 500 E-Mini Index	Sep. 2020	$17,923,160	$95,731
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).